Federated Hermes Core Bond Fund
Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—40.7%
	Federal Home Loan Mortgage Corporation—30.9%
$3,585,663	2.500%, 1/1/2051	$3,710,251
2,719,595	3.000%, 10/1/2050	2,881,165
699	5.500%, 10/1/2021	701
7	6.000%, 7/1/2021	7
17,197	7.500%, 1/1/2027	19,291
996	7.500%, 1/1/2031	1,122
2,173	7.500%, 1/1/2031	2,548
1,594	7.500%, 1/1/2031	1,863
63,063	7.500%, 2/1/2031	74,413
25,155	7.500%, 2/1/2031	29,240
	TOTAL	6,720,601
	Federal National Mortgage Association—5.7%
970,615	2.000%, 1/1/2051	981,640
20,192	5.000%, 4/1/2036	23,001
131,746	5.500%, 11/1/2035	152,824
39,791	6.000%, 2/1/2026	44,721
2,526	6.000%, 5/1/2036	2,977
435	6.500%, 7/1/2029	496
886	6.500%, 5/1/2030	1,003
3,643	6.500%, 2/1/2031	4,184
3,421	6.500%, 4/1/2031	3,935
307	6.500%, 4/1/2031	355
4,290	6.500%, 5/1/2031	4,927
4,478	6.500%, 6/1/2031	5,149
6,891	6.500%, 7/1/2031	7,985
867	6.500%, 8/1/2031	982
2,717	7.000%, 4/1/2029	3,138
836	7.000%, 4/1/2029	966
4,479	7.000%, 5/1/2029	5,139
2,170	7.000%, 2/1/2030	2,510
2,247	8.000%, 12/1/2026	2,521
	TOTAL	1,248,453
	Government National Mortgage Association—0.5%
3,641	5.000%, 1/15/2023	3,659
21,762	5.000%, 7/15/2023	22,531
5,605	7.000%, 10/15/2028	6,366
1,105	7.000%, 12/15/2028	1,258
3,251	7.000%, 2/15/2029	3,605
2,223	7.000%, 6/15/2029	2,542
4,261	8.000%, 10/15/2030	4,958
58,872	8.000%, 11/15/2030	69,043
	TOTAL	113,962

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Uniform Mortgage-Backed Securities, TBA—3.6%
$ 750,000	[1]	2.500%, 7/1/2051	$775,723
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,915,619)	8,858,739
		AGENCY RISK TRANSFER SECURITIES—10.4%
556,576	[2]	FHLMC - STACR, Series 2015-DNA, Class M3, 3.991% (1-month USLIBOR +3.900%), 12/25/2027	565,459
1,000,000	[2]	FHLMC - STACR, Series 2017DNA3, Class M2, 2.591% (1-month USLIBOR +2.500%), 3/25/2030	1,020,464
642,519	[2]	FNMA - CAS 2016-C04, Series 2016-C04, Class 1M2, 4.341% (1-month USLIBOR +4.250%), 1/25/2029	669,888
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $2,292,736)	2,255,811
		U.S. TREASURY—5.9%
		U.S. Treasury Bonds—5.9%
1,200,000		United States Treasury Bonds, 2.375%, 11/15/2049 (IDENTIFIED COST $1,250,884)	1,274,864
		COMMERCIAL MORTGAGE-BACKED SECURITY—4.8%
		Non-Agency Commercial Mortgage-Backed Securities—4.8%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	1,051,568
		ASSET-BACKED SECURITIES—4.7%
		Auto Receivables—4.7%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	49,823
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	973,563
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $994,756)	1,023,386
		GOVERNMENT AGENCY—4.5%
		Federal Farm Credit System—4.5%
1,000,000		Federal Farm Credit System Notes, 0.700%, 1/27/2027 (IDENTIFIED COST $1,000,000)	980,047
	[2]	ADJUSTABLE RATE MORTGAGES—0.4%
		Federal Home Loan Mortgage Corporation ARM—0.1%
15,144		2.465%, 7/1/2035	15,761
		Federal National Mortgage Association ARM—0.3%
21,084		2.370%, 7/1/2034	21,935
47,489		2.425%, 2/1/2036	50,052
		TOTAL	71,987
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $83,713)	87,748
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
		Federal National Mortgage Association—0.1%
23,767		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	26,351
		Non-Agency Mortgage-Backed Securities—0.2%
73,940		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	27,261
4,770		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	2,261
		TOTAL	29,522
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $101,363)	55,873
		INVESTMENT COMPANIES—32.1%
519,945		Federated Hermes Corporate Bond Strategy Portfolio	6,291,338

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
697,444	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	$697,444
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,897,444)	6,988,782
	TOTAL INVESTMENT IN SECURITIES—103.8% (IDENTIFIED COST $22,566,505)[4]	22,576,818
	OTHER ASSETS AND LIABILITIES - NET—(3.8)%[5]	(836,911)
	TOTAL NET ASSETS—100%	$21,739,907
At June 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Future:
[6]United States Treasury Notes 5-Year Long Futures	9	$1,110,867	September 2021	$(1,919)
Short Futures:
[6]United States Treasury Long Bond Short Futures	4	$643,000	September 2021	$(20,323)
[6]United States Treasury Notes 10-Year Short Futures	1	$132,500	September 2021	$29
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(22,213)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,678,530 and $264,900, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At June 30, 2021, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 06/30/2021[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swap:
Goldman Sachs & Co.	CMBX.NA.BBB-.11	Buy	3.000%	11/18/2054	1.18%	$2,000,000	$(69,141)	$(145,136)	$75,995
TOTAL CREDIT DEFAULT SWAPS							$(69,141)	$(145,136)	$75,995
The average notional amount of credit default swap contracts held by the Fund throughout the period was $3,300,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended June 30, 2021, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 9/30/2020	$—	$4,355,056	$4,355,056
Purchases at Cost	$6,200,000	$9,896,425	$16,096,425
Proceeds from Sales	$—	$(13,554,037)	$(13,554,037)
Change in Unrealized Appreciation/Depreciation	$91,338	$—	$91,338
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 6/30/2021	$6,291,338	$697,444	$6,988,782
Shares Held as of 6/30/2021	519,945	697,444	1,217,389
Dividend Income	$54,405	$—	$54,405
The Fund invests in Federated Hermes Corporate Bond Strategy Portfolio (FCP), a diversified portfolio of Federated Hermes Managed Pool Series (MPS) which is also managed by the Adviser. MPS is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of FCP is to provide total return. Income distributions from FCP are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FCP, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2021, FCP represents 28.9% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of FCP. Copies of FCP’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$8,858,739	$—	$8,858,739
Agency Risk Transfer Securities	—	2,255,811	—	2,255,811
U.S. Treasury	—	1,274,864	—	1,274,864
Commercial Mortgage-Backed Security	—	1,051,568	—	1,051,568
Asset-Backed Securities	—	1,023,386	—	1,023,386
Government Agency	—	980,047	—	980,047
Adjustable Rate Mortgages	—	87,748	—	87,748
Collateralized Mortgage Obligations	—	55,873	—	55,873
Investment Companies	6,988,782	—	—	6,988,782
TOTAL SECURITIES	$6,988,782	$15,588,036	$—	$22,576,818
Other Financial Instruments:
Assets
Futures Contracts	$29	$—	$—	$29
Liabilities
Futures Contracts	(22,242)	—	—	(22,242)
Swap Contracts	—	(69,141)	—	(69,141)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(22,213)	$(69,141)	$—	$(91,354)

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk